NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Calculated fair value of warrants
	Before	After
Fair market value of common stock	$0.38	$0.38
Exercise price	$0.60	$0.40
Term	1.92 Years	1.92 Years
Volatility range	68.4%	68.4%
Risk-free rate	0.25%	0.25%
Fair value of warrant	$398,444	$605,578

Excluded items from net loss calculation
	6/30/13	6/30/12
Stock options	4,060,000	4,060,000
Warrants	21,152,285	4,563,625
Preferred stock	2,692,100	4,586,539

	12/31/12	12/31/11
Stock options	4,060,000	4,060,000
Warrants	19,124,225	4,563,625
Preferred stock	5,004,600	4,586,539